THE PARNASSUS FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

The Parnassus Funds

(Exact name of registrant as specified in charter)

One Market—Steuart Tower #1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Debra A. Early
The Parnassus Funds
One Market - Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

THE PARNASSUS FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF SEPTEMBER 30, 2007 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Biotechnology
120,000	Genentech Inc. [1]		$9,362,400
140,000	Invitrogen Corp. [1]		11,442,200
		6.7%	$20,804,600

	Building Materials
25,000	DR Horton Inc. [2]		$320,250
12,000	KB Home		300,720
		0.2%	$620,970

	Communications Equipment
175,000	QUALCOMM Inc.	2.4%	$7,395,500

	Computer Peripherals
70,000	Avocent Corp. [1,2]	0.7%	$2,038,400

	Computers
120,000	Network Appliance Inc. [1]	1.0%	$3,229,200

	Electronics
90,000	Plantronics Inc. [2]	0.8%	$2,569,500

	Financial Services
70,000	First Horizon National Corp. [2]		$1,866,200
220,000	SLM Corp.		10,927,400
130,000	The PMI Group Inc. [2]		4,251,000
		5.5%	$17,044,600

	Health Care Products
65,000	Johnson & Johnson		$4,270,500
50,000	Steris Corp. [2]		1,366,500
		1.8%	$5,637,000

	Health Care Services
110,000	Chemed Corp. [2]		$6,837,600
150,000	Lincare Holdings Inc. [1]		5,497,500
		4.0%	$12,335,100

	Insurance
423,054	Tower Group Inc. [2]		$11,075,554
80,000	WR Berkley Corp.		2,370,400
		4.4%	$13,445,954

	Machinery
30,000	Graco Inc. [2]	0.4%	$1,173,300

	Microelectronic Processors
40,000	Cognex Corp.	0.2%	$710,400

	Networking Products
325,000	Cisco Systems Inc. [1]	3.5%	$10,760,750

	Oil & Gas
115,000	Apache Corp.		$10,356,900
90,000	Ultra Petroleum Corp. [1,2]		5,583,600
90,000	Valero Energy Corp.		6,046,200
360,000	W&T Offshore Inc. [2]		8,776,800
		10.0%	$30,763,500

	Pharmaceuticals
70,000	Barr Pharmaceuticals Inc. [1,2]		$3,983,700
130,000	Omnicare Inc. [2]		4,306,900
80,000	Pfizer Inc.		1,954,400
60,000	Pharmaceutical Product Development Inc. [2]		2,126,400
170,000	Valeant Pharmaceuticals International [1,2]		2,631,600
340,000	ViroPharma Inc. [1,2]		3,026,000
		5.8%	$18,029,000

	Real Estate Investment Trust
90,000	ProLogis	1.9%	$5,971,500

	Retail
100,000	Bed Bath & Beyond Inc. [1,2]		$3,412,000
55,000	Best Buy Co., Inc. [2]		2,531,100
170,000	Lowe's Cos., Inc.		4,763,400
75,000	Target Corp.		4,767,750
100,000	The Gap Inc.		1,844,000
440,000	Tuesday Morning Corp. [2]		3,955,600
5,000	Walgreen Co.		236,200
240,000	Whole Foods Market Inc. [2]		11,750,400
		10.8%	$33,260,450

	Semiconductor Capital Equipment
200,000	Applied Materials Inc. [2]		$4,140,000
49,800	Cascade Microtech Inc. [1]		494,016
		1.5%	$4,634,016

	Semiconductors
300,000	Altera Corp. [2]		$7,224,000
600,000	Intel Corp.		15,516,000
200,000	Lattice Semiconductor Corp. [1]		898,000
130,000	Linear Technology Corp. [2]		4,548,700
350,000	Omnivision Technologies Inc. [1,2]		7,955,500
290,000	Texas Instruments Inc.		10,611,100
		15.1%	$46,753,300

	Services
10,000	Bright Horizons Family Solutions Inc. [1,2]	0.1%	$428,400

	Software
220,000	ACI Worldwide Inc. [1,2]		$4,917,000
230,000	Akamai Technologies Inc. [1,2]		6,607,900
450,000	BEA Systems Inc. [1]		6,241,500
250,000	Citrix Systems Inc. [1]		10,080,000
5,000	Intuit Inc. [1]		151,500
200,000	Microsoft Corp.		5,892,000
175,000	Symantec Corp. [1]		3,391,500
		12.1%	$37,281,400

	Telecommunications Equipment
310,000	Ciena Corp. [1,2]		$11,804,800
90,000	Corning Inc.		2,218,500
1,250,000	Powerwave Technologies Inc. [1,2]		7,700,000
		7.0%	$21,723,300

	Telecommunications Services
160,000	Amdocs Ltd. [1]	1.9%	$5,950,400

	Telecommunications
135,000	J2 Global Communications Inc. [1,2]	1.4%	$4,418,550

	Total investment in common stocks
	(cost $268,659,947)	99.2%	$306,979,090

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value

	Certificates of Deposit [3]
100,000	Albina Community Bank
	4.410%, matures 01/24/2008		$98,718
100,000	Community Bank of the Bay
	4.400%, matures 09/06/2008		96,251
100,000	Community Capital Bank
	5.100%, matures 02/05/2008		98,587
100,000	Elk Horn Bank
	4.500%, matures 01/12/2008		98,850
100,000	Latino Community Credit Union
	5.150%, matures 02/20/2008		98,422
100,000	Louisville Community Development Bank
	3.750%, matures 5/10/2008		97,552
100,000	Opportunities Credit Union
	3.000%, matures 4/25/2008		97,716
100,000	Self-Help Credit Union
	5.130%, matures 01/14/2008		98,828
100,000	Wainwright Bank & Trust Co.
	4.360%, matures 1/31/2008		98,641
		0.3%	$883,565

	Registered Investment Companies -
	Money Market Funds
6,717	Evergreen U.S. Government Fund
	variable rate, 4.630%		$6,717
1,883,014	Janus Government Fund
	variable rate, 4.740%		1,883,014
1	SSGA U.S. Government Fund
	variable rate, 4.520%		1
		0.6%	$1,889,732

	Community Development Loans [3]
100,000	Boston Community Loan Fund
	3.000%, matures 6/30/2008		$95,492
100,000	Boston Community Loan Fund
	3.000%, matures 6/30/2008		95,492
100,000	Ecologic Finance
	2.000%, matures 3/16/2008		97,228
100,000	Vermont Community Loan Fund
	3.000%, matures 12/07/2007		98,866
		0.1%	$387,078

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
93,341,647	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 5.320%
		30.2%	$93,341,647

	Total short-term securities
	(cost $96,502,022)	31.2%	$96,502,022

	Total securities
	(cost $365,161,969)	130.4%	$403,481,112

	Payable upon return of securities loaned	-30.2%	$(93,341,647)

	Other assets and liabilities - net	-0.2%	(681,776)
	Total net assets	100.0%	$309,457,689

(1) These securities are non-income producing.

(2) This security or partial position of this security was on loan at September 30, 2007.
The total value of the securities on loan at September 30, 2007 was $91,316,515.

(3) Market value adjustments have been applied to these securities to reflect early withdrawal.

The portfolio of investments as of September 30, 2007 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At September 30, 2007, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:
Parnassus
Fund

Cost of long-term investments	$269,198,595
Unrealized appreciation	$45,306,869
Unrealized depreciation	(7,526,374)

Net unrealized appreciation (depreciation)	$37,780,495

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS MID-CAP FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF SEPTEMBER 30, 2007 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Apparel
2,000	Liz Claiborne Inc.	1.0%	$68,660

	Banks
4,500	Popular Inc.	0.8%	$55,260

	Biotechnology
2,700	Invitrogen Corp. [1]	3.3%	$220,671

	Building Materials
2,700	DR Horton Inc.	0.5%	$34,587

	Computer Peripherals
8,000	Seagate Technology	3.1%	$204,640

	Computers
6,000	Network Appliance Inc. [1]		$161,460
9,000	Sun Microsystems Inc. [1]		50,490
		3.2%	$211,950

	Financial Services
3,500	First Horizon National Corp.		$93,310
5,000	SLM Corp.		248,350
		5.2%	$341,660

	Food Products
400	McCormick & Co., Inc.		$14,388
500	Sysco Corp.		17,795
		0.5%	$32,183

	Health Care Products
1,500	St. Jude Medical Inc. [1]	1.0%	$66,105

	Health Care Services
3,000	IMS Health Inc.		$91,920
3,000	Lincare Holdings Inc.[1]		109,950
		3.0%	$201,870

	Insurance
9,500	WR Berkley Corp.	4.3%	$281,485

	Media
2,000	Gannett Co., Inc.	1.3%	$87,400

	Medical Equipment
3,000	Patterson Cos., Inc.[1]		$115,830
1,500	Varian Medical Systems Inc. [1]		62,835
		2.7%	$178,665

	Natural Gas
3,000	Quicksilver Resources Inc.[1]	2.1%	$141,150

	Oil & Gas
3,500	Sunoco Inc.		$247,730
4,000	Ultra Petroleum Corp. [1]		248,160
		7.5%	$495,890

	Pharmaceuticals
4,500	Barr Pharmaceuticals Inc.[1]		$256,095
4,500	Endo Pharmaceuticals Holdings Inc.[1]		139,545
1,000	McKesson Corp.		58,790
7,000	Omnicare Inc.		231,910
4,000	Pharmaceutical Product Development Inc.		141,760
		12.5%	$828,100

	Real Estate Investment Trust
2,000	ProLogis	2.0%	$132,700

	Retail
1,400	Bed Bath & Beyond Inc. [1]		$47,768
3,000	Best Buy Co., Inc.		138,060
2,000	The Gap Inc.		36,880
5,000	Whole Foods Market Inc.		244,800
		7.1%	$467,508

	Semiconductors
6,000	Altera Corp.		$144,480
5,000	Integrated Device Technology Inc. [1]		77,400
8,000	Linear Technology Corp.		279,920
2,000	Microchip Technology Inc.		72,640
21,000	Micron Technology Inc. [1]		233,100
150	NVIDIA Corp. [1]		5,436
4,000	Xilinx Inc.		104,560
		13.9%	$917,536

	Software
11,000	Akamai Technologies Inc.		$316,030
1,500	Autodesk Inc.[1]		74,955
9,000	BEA Systems Inc.[1]		124,830
6,000	Citrix Systems Inc.[1]		241,920
8,000	Intuit Inc.[1]		242,400
7,000	Symantec Corp. [1]		135,660
		17.2%	$1,135,795

	Telecommunications Services
4,500	Amdocs Ltd.[1]	2.5%	$167,355

	Total investment in common stocks
	(cost $5,866,330)	94.7%	$6,271,170

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

107,780	Janus Government Fund
	variable rate, 4.740%		$107,780

107,701	SSGA U.S. Government Money Market Fund
	variable rate, 4.520%		107,701
		3.3%	$215,481

	Total short-term securities
	(cost $215,481)	3.3%	$215,481

	Total securities
	(cost $6,081,811)	98.0%	$6,486,651

	Other assets and liabilities - net	2.0%	$134,672

	Total net assets	100.0%	$6,621,323

(1) These securities are non-income producing.

The portfolio of investments as of September 30, 2007 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At September 30, 2007, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Mid-Cap
Fund

Cost of long-term investments	$5,874,162
Unrealized appreciation	$564,874
Unrealized depreciation	(167,866)

Net unrealized appreciation (depreciation)	$397,008

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS SMALL-CAP FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF SEPTEMBER 30, 2007 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Air Transport
2,500	AirTran Holdings Inc.[1]	0.3%	$24,600

	Apparel
4,000	The Talbots Inc.	0.9%	$72,000

	Biotechnology
4,500	Invitrogen Corp. [1]	4.4%	$367,785

	Computer Peripherals
3,500	Avocent Corp. [1]	1.2%	$101,920

	Consulting Services
5,500	First Consulting Group Inc. [1]	0.7%	$56,650

	Consumer Products
6,000	Lifetime Brands Inc.	1.4%	$121,740

	Computers
1,000	Network Appliance Inc. [1]	0.3%	$26,910

	Distribution
10,000	Handleman Co.	0.4%	$30,500

	Electric Motors
1,500	Baldor Electric Co.	0.7%	$59,925

	Electronics
10,300	Plantronics Inc.	3.5%	$294,065

	Financial Services
3,500	PMI Group Inc.	1.4%	$114,450

	Footwear
13,000	K-Swiss Inc.	3.5%	$297,830

	Healthcare Products
5,000	Chemed Corp.		$310,800
2,000	The Cooper Cos., Inc.		104,840
2,000	Invacare Corp.		46,760
3,000	Steris Corp.		81,990
		6.5%	$544,390

	Industrial Automation
3,000	Nordson Corp.	1.8%	$150,630

	Insurance
17,000	Tower Group Inc.	5.3%	$445,060

	Machinery
2,500	Graco Inc.	1.2%	$97,775

	Medical Equipment
12,000	LifeCell Corp.[1]	5.4%	$450,840

	Microelectronic Processors
9,000	Cognex Corp.	1.9%	$159,840

	Networking Products
70,000	Zhone Technologies Inc. [1]	1.0%	$83,300

	Oil and Gas
4,000	Mitcham Industries Inc. [1]		$77,120
15,000	W&T Offshore Inc.		365,700
		5.3%	$442,820

	Pharmaceuticals
6,000	Axcan Pharma Inc.[1]		$124,620
22,000	Valeant Pharmaceuticals International Inc. [1]		340,560
41,000	ViroPharma Inc. [1]		364,900
		9.8%	$830,080

	Retail
15,000	Build-A-Bear Workshop Inc. [1]		$266,400
30,000	Restoration Hardware Inc. [1]		98,700
30,000	Tuesday Morning Corp.		269,700
		7.6%	$634,800

	Semiconductor Capital Equipment
5,000	Cascade Microtech Inc. [1]		$49,600
4,500	Cymer Inc. [1]		172,755
		2.7%	$222,355

	Semiconductors
10,000	Integrated Device Technology Inc. [1]		$154,800
40,000	Lattice Semiconductor Corp. [1]		179,600
15,000	O2Micro International Ltd. (ADR) [1]		232,050
10,000	Omnivision Technologies Inc. [1]		227,300
		9.4%	$793,750

	Services
4,000	Bright Horizons Family Solutions Inc.[1]	2.0%	$171,360

	Software
16,000	ACI Worldwide Inc. [1]	4.3%	$357,600

	Telecommunications Equipment
9,000	Ciena Corp. [1]		$342,720
56,000	Powerwave Technologies Inc.[1]		344,960
		8.2%	$687,680

	Telecommunications
8,000	J2 Global Communications Inc. [1]	3.1%	$261,840

	Total investment in common stocks
	(cost $7,376,881)	94.2%	$7,902,495

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

280,773	Janus Government Fund
	variable rate, 4.740%		$280,773

319,855	SSGA U.S. Government Fund
	variable rate, 4.520%		319,855
		7.2%	$600,628

	Total short-term securities
	(cost $600,628)	7.2%	$600,628

	Total securities
	(cost $7,977,509)	101.4%	$8,503,123

	Other assets and liabilities - net	-1.4%	$(113,528)
	Total Net Assets	100.0%	$8,389,595

(1) These securities are non-income producing.

The portfolio of investments as of September 30, 2007 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At September 30, 2007, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Small-Cap
Fund

Cost of long-term investments	$7,414,038
Unrealized appreciation	$948,017
Unrealized depreciation	(459,560)

Net unrealized appreciation (depreciation)	$488,457

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS WORKPLACE FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF SEPTEMBER 30, 2007 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Air Transportation
900	Southwest Airlines Corp.	0.3%	$13,320

	Banks
3,500	Popular Inc.	1.0%	$42,980

	Biotechnology
2,200	Genentech Inc. [1]	4.1%	$171,644

	Building Materials
100	Simpson Manufacturing Co., Inc.	0.1%	$3,185

	Communications Equipment
4,000	QUALCOMM Inc.	4.1%	$169,040

	Computers
500	International Business Machines Corp.		$58,900
6,000	Network Appliance Inc.		161,460.00
		5.3%	$220,360

	Data Processinig
3,000	SEI Investments Co.	2.0%	$81,840

	Electric Motors
400	Baldor Electric Co.	0.4%	$15,980

	Financial Services
5,500	First Horizon National Corp.		$146,630
1,500	Synovus Financial Corp.		42,075
		4.5%	$188,705

	Footwear
1,500	Timberland Co. [1]	0.7%	$28,440

	Health Care Products
2,500	Johnson & Johnson	3.9%	$164,250

	Industrial Automation
2,200	Nordson Corp.	2.7%	$110,462

	Industrial Manufacturing
900	3M Co.	2.0%	$84,222

	Insurance
1,500	AFLAC Inc.	2.1%	$85,560

	Internet
1,500	eBay Inc. [1]		$58,530
200	Google Inc. [1]		113,454
1,700	Yahoo! Inc.		45,628
		5.2%	$217,612

	Machinery
3,000	Graco Inc.	2.8%	$117,330

	Networking Products
2,000	Cisco Systems Inc. [1]	1.6%	$66,220

	Oil & Gas
1,800	Valero Energy Corp.	2.9%	$120,924

	Pharmaceuticals
4,500	Pfizer Inc.	2.6%	$109,935

	Retail
2,500	Bed Bath & Beyond Inc. [1]		$85,300
500	Costco Wholesale Corp.		30,685
1,600	Target Corp.		101,712
3,500	The Gap Inc.		64,540
1,000	Walgreen Co.		47,240
3,000	Whole Foods Market Inc.		146,880
		11.4%	$476,357

	Semiconductors
2,600	Altera Corp. [1]		$62,608
5,500	Intel Corp.		142,230
5,000	Linear Technology Corp.		174,950
2,500	Texas Instruments Inc.		91,475
3,300	Xilinx Inc.		86,262
		13.4%	$557,525

	Services
2,500	Bright Horizons Family Solutions Inc. [1]	2.6%	$107,100

	Software
2,000	Autodesk Inc. [1]		$99,940
7,000	BEA Systems Inc. [1]		97,090
2,500	Citrix Systems Inc.		100,800
6,000	Intuit Inc.		181,800
4,500	Microsoft Corp.		132,570
4,000	Symantec Corp. [1]		77,520
		16.6%	$689,720

	Telecommunications Equipment
3,500	Corning Inc.	2.1%	$86,275

	Total investment in common stocks
	(cost $3,536,006)	94.4%	$3,928,986

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

74,424	Janus Government Fund
	variable rate, 4.740%		$74,424
133,065	SSGA U.S. Government Fund
	variable rate, 4.520%		133,065
		5.0%	$207,489

	Total short-term securities
	(cost $207,489)	5.0%	$207,489

	Total securities
	(cost $3,743,495)	99.4%	$4,136,475

	Other assets and liabilities	0.6%	24,646
	Total net assets	100.0%	$4,161,121

(1) These securities are non-income producing.

The portfolio of investments as of September 30, 2007 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At September 30, 2007, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Workplace
Fund

Cost of long-term investments	$3,539,547
Unrealized appreciation	$437,555
Unrealized depreciation	(48,116)

Net unrealized appreciation (depreciation)	$389,439

Fund holdings will vary over time.

Fund shares are not FDIC insured.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 16, 2007

By:	/s/ Debra A. Early
Debra A. Early Principal Financial Officer

Date:	November 16, 2007